Note 14 - Major Customer (Details Textual) - People’s Republic of China government agency [member]	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Percentage of entity's revenue	82.00%	76.00%
Percentage of entity's receivables	94.00%	87.00%